Retirement Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 26, 2014	Sep. 27, 2013	Sep. 28, 2012
Defined Benefit Plan Disclosure [Line Items]
Number of life insurance contract held in rabbi trust	135
Rabbi trust life insurance contracts, carrying value	$ 56.3	$ 54.6
Death benefit of rabbi trust life insurance contracts	145.7	143.1
Loans outstanding against rabbi trust life insurance contracts	38.2	35.3
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Insurance contracts that serve as colleteral for certain non-U.S. pension plan benefits	12.7	13.1
401(k) Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percent of match	50.00%
Total expense related to continuing operations	22.5	22.7	20.9
Moody's AA-rated
Defined Benefit Plan Disclosure [Line Items]
Lower threshold for discount rate basis, corporate bonds	$ 250